Corporate information (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total assets	S/ 2,863,245	S/ 2,814,115	S/ 3,320,623
Liabilities	1,411,882	1,307,407	1,340,594
Net equity	1,451,363	1,506,708	1,980,029	S/ 2,046,134
Net income (loss)	76,699	93,782	116,174
Cementos Selva S.A. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total assets	240,662	244,386
Liabilities	29,967	34,969
Net equity	210,695	209,417
Net income (loss)	24,261	37,467	37,361
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Total assets
Liabilities
Net equity
Net income (loss)		(1,216)	(9,010)
Distribuidora Norte Pacasmayo S.R.L. and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Total assets	305,095	243,568
Liabilities	175,842	119,182
Net equity	129,253	124,386
Net income (loss)	4,867	(220)	11,242
Empresa De Transmision Guadalupe S.A.C. [Member]
Disclosure of subsidiaries [line items]
Total assets	41,971	42,136
Liabilities	846	1,397
Net equity	41,125	40,739
Net income (loss)	386	124	504
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Total assets	46	587
Liabilities	674
Net equity	(628)	587
Net income (loss)	(2,620)	(50,942)	(2,300)
Calizas Del Norte S.A.C. [Member]
Disclosure of subsidiaries [line items]
Total assets	703	713
Liabilities		7
Net equity	703	706
Net income (loss)	S/ (3)	S/ (121)	S/ 407